INCOME TAXES - Reconciliation of The Statutory Tax Rate to The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Profit before income tax	$ 69,032	$ 67,464	$ 38,544
Tax rate	30.00%	30.00%	35.00%
Income tax expense	$ (20,710)	$ (20,239)	$ (13,490)
Permanent differences
Argentine Software Promotion Regime	3,256	6,844	3,541
Effect of different tax rates of subsidiaries operating in countries other than Argentina	7,996	4,352	2,019
Non-deductible expenses	925	1,130	1,187
Tax loss carry forward not recognized	(2,402)	(1,462)	(374)
Exchange difference	(4,365)	(8,777)	(860)
Other	283	2,284	(104)
TOTAL INCOME TAX EXPENSE	$ (15,017)	$ (15,868)	$ (8,081)